Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities

	Rental
	RMB	US$

2022	460,710	72,295
2023	304,207	47,737
2024	180,341	28,299
2025	73,786	11,579
2026 and after	13,325	2,091
Total undiscounted cash flows	1,032,369	162,001
Less: imputed interest	(60,942)	(9,563)
Present value of lease liabilities	971,427	152,438

Summary of supplemental information related to leases

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Operating cash flows for operating leases	76,130	166,967	388,144	60,908
ROU assets obtained in exchange for new operating lease liabilities	402,646	265,821	704,142	110,495